Financial Instruments and Risk Management - Schedule of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Significant Unobservable Inputs (Level 3) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Opening position	$ 31	$ 77
Changes in fair value measurement	(12)	(35)
Currency translation adjustment	1	(4)
Payments made		7
Closing position	20	31
Amount of total gains (losses) for the period included in earnings attributable to liabilities still held at the reporting date	$ 12	$ 35